NOTE 27 - Changes in liabilities arising from financing activities	12 Months Ended
Dec. 31, 2024
Notes
NOTE 27 - Changes in liabilities arising from financing activities:

NOTE 27 - Changes in liabilities arising from financing activities:

Reconciliation of the changes in liabilities for which cash flows have been or will be classified as financing activities in the statement of cash flows:

	Lease liabilities	Convertible loans	Derivative liability - Warrants	Liability and Provision for Agricultural Research Organization	Loans
As at January 1, 2024	1,807	20,533	526	2,508	-
Changes from financing cash flows:
Payments of lease liabilities	(579)	-	-	-	-
Proceeds from drawing loans, net of principal and interest repayments	-	-	-	-	3,314
Repayments of principal and interest of convertible loans	-	(693)	-	-	-
Total changes from financing cash flows	1,228	19,840	526	2,508	3,314
Additions of and modification to leases	7,586	-	-	-	-
Changes in fair value		3,503	408	205	-
Issuance of Warrants	-	-	-	-	-
Interest expense	671	-	-	-	70
Interest paid	-	-	-	-	-
Reclassification	-	(521)	(934)	-	521
Conversion of Convertible loan	-	(22,822)	-	-	-
Index adjustments	386	-	-	-	-
Effects of foreign exchange	42	-	-	(17)	-
As at December 31, 2024	9,913	-	-	2,696	3,905
	Lease liabilities	Convertible loans	Derivative liability - Warrants	Liability and Provision for Agricultural Research Organization	Loans
As at January 1, 2023	2,009	8,549	-	2,010	-
Changes from financing cash flows:
Payments of lease liabilities	(364)	-	-	-	-
Proceeds from drawing loans, net of principal and interest repayments	-	-	-	-	-
Proceeds from issuance of convertible loans, net of principal and interest repayments	-	13,517	-	-	-
Total changes from financing cash flows	1,645	22,066	-	2,010	-
Additions of and modification to leases	-	-	-	-	-
Changes in fair value	-	1,024	235	96	-
Issuance of Warrants	-	-	291	-	-
Interest expense	346	-	-	402	-
Interest paid	(116)	-	-	-	-
Reclassification	-	-	-	-	-
Conversion of Convertible loan	-	(2,557)	-	-	-
Index adjustments	-	-	-	-	-
Effects of foreign exchange	(68)	-	-	-	-
As at December 31, 2023	1,807	20,533	526	2,508	-